Critical Accounting Estimates And Judgements	12 Months Ended
Apr. 30, 2021
Critical Accounting Estimates And Judgments [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
5.	CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of the consolidated financial statements in conformity with IFRS required estimates and judgments that affect the amounts reported in the financial statements. Actual results could differ from these estimates and judgments. Estimates are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimate is revised. Significant areas requiring the use of estimates and judgments are as follows:

Functional currency

The Company has used judgment in determining the currency of the primary economic environment in which the entity operates.

Amounts receivable

The Company monitors the financial stability of its customers and the environment in which they operate to make estimates regarding the likelihood that the individual trade receivable balances will be paid.  Credit risks for outstanding customer receivables are regularly assessed and allowances are recorded for estimated losses, if required.

Property and equipment

The Company has used estimates in the determination of the expected useful lives of property and equipment.

Revenue recognition

The percentage-of-completion method requires the use of estimates to determine the stage of completion which is used to determine the recorded amount of revenue, unbilled revenue and deferred revenue on uncompleted contracts.  The determination of anticipated revenues includes the contractually agreed revenue and may also involve estimates of future revenues if such additional revenues can be reliably estimated and it is considered probable that they will be recovered.  The determination of anticipated costs for completing a contract is based on estimates that can be affected by a variety of factors, including the cost of materials, labour, and sub-contractors.  The determination of estimates is based on the Company’s business practices as well as its historical experience.

Impairments

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (“CGU”s).  Each asset or CGU is evaluated every reporting period to determine whether there are any indicators of impairment. If any such indicators exist, which is often judgment-based, a formal estimate of recoverable amount is performed and an impairment charge is recognized to the extent that the carrying amount exceeds the recoverable amount. The recoverable amount of an asset or CGU of assets is measured at the higher of fair value less costs of disposal or value in use. These determinations and their individual assumptions require that management make a decision based on the best available information at each reporting period. The estimates and assumptions are subject to risk and uncertainty; hence, there is the possibility that changes in circumstances will alter these projections, which may impact the recoverable amount of the assets. In such circumstances, some or all of the carrying value of the assets may be further impaired or the impairment charge reversed with the impact recorded in profit or loss.

The Company performs a goodwill impairment test annually and when circumstances indicate that the carrying value may not be recoverable. For the purposes of impairment testing, goodwill acquired through business combinations has been allocated to two different CGUs. The recoverable amount of each CGU was based on value in use, determined by discounting the future cash flows to be generated from the continuing use of the CGU. The cash flows were projected over a five-year period based on past experience and actual operating results.

The Company performed its annual goodwill impairment test in April 2021 and no impairment was indicated
for the period tested. The values assigned to the key assumptions represented management’s assessment of future trends in the industry and were based on historical data from both internal and external sources. Weighted average costs of capital of 17.02% and 13.10%, respectively, were used in the assessments of the two CGUs.

Determination of segments

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses. All operating segments’ results are reviewed by the Company’s management in order to make decisions regarding the allocation of resources to the segment. Segment results include items directly attributable to a segment as those that can be allocated on a reasonable basis.

The Company provides antibody production and related services in one distinct segment.

Life of intangible assets

Intangible assets are amortized based on estimated useful life less their estimated residual value. Significant assumptions are involved in the determination of useful life and residual values and no assurance can be given that actual useful lives and residual values will not differ significantly from current assumptions. Actual useful life and residual values may vary depending on a number of factors including internal technical evaluation, attributes of the assets and experience with similar assets. Changes to these estimates may affect the carrying value of assets, net income (loss) and comprehensive income (loss) in future periods.